Operating risks (Details Textual)	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Concentration Risk, Supplier	23.3	27.4	27.5	38.2
Concentration Risk Accounts Payable	13.9	21.7	28.0
Concentration Risk Accounts Receivable	66.7	65.3	73.7
Customers One [Member]
Entity-Wide Revenue, Major Customer, Percentage	33.30%	23.40%	14.90%	32.50%
Customers Two [Member]
Entity-Wide Revenue, Major Customer, Percentage	36.40%	13.70%	35.60%	18.70%